UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2009             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

February 28, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value

Common Stocks - 99.7%
Consumer Discretionary - 15.8%
1-800-FLOWERS.COM, Inc.*	205,173		$272,880
99 Cents Only Stores*	130,989		1,079,349
American Public Education, Inc.*	38,553		1,439,955
Corinthian Colleges, Inc.*	251,228		4,949,192
FGX International Holdings, Ltd.*	133,847		1,135,023
Hawk Corp., Class A*	109,650		1,589,925
Helen of Troy, Ltd.*	130,145		1,306,656
Iconix Brand Group, Inc.*	132,808		1,075,745
K12, Inc.*	101,563		1,686,961
Lifetime Brands, Inc.	53,594		76,103
Steven Madden, Ltd.*	100,264		1,626,282
The Finish Line, Inc., Class A	283,057		1,174,686
Ulta Salon, Cosmetics & Fragrance, Inc.*	163,339		914,698
Wet Seal, Inc., The, Class A*	645,494		1,613,735
Wonder Auto Technology, Inc.*	404,530		978,963
Total Consumer Discretionary			20,920,153
Consumer Staples - 0.5%
Darling International, Inc.*	146,157		632,860
Energy - 0.4%
GMX Resources, Inc.*	34,168		589,398
Financials - 3.5%
Argo Group International Holdings, Ltd.*	58,693		1,662,773
PMA Capital Corp., Class A*	294,035		1,511,340
Portfolio Recovery Associates, Inc.*	66,550		1,501,368
Total Financials			4,675,481
Health Care - 29.9%
Alliance Imaging, Inc.*	210,564		1,726,625
BioScrip, Inc.*	735,267		1,095,548
Bruker BioSciences Corp.*	213,032		896,865
Cantel Medical Corp.*	30,498		380,615
Computer Programs & Systems, Inc.	50,505		1,351,009
CryoLife, Inc.*	125,987		636,234
Cyberonics, Inc.*	132,288		1,779,274
Emergent BioSolutions, Inc.*	62,425		1,205,427
Greatbatch, Inc.*	97,016		1,889,872
Illumina, Inc.*	143,429		4,493,631
Kendle International, Inc.*	78,275		1,463,742
Luminex Corp.*	128,975		2,140,985
Neogen Corp.*	64,147		1,363,124
NuVasive, Inc.*	47,128		1,336,079
Par Pharmaceutical Co., Inc.*	123,995		1,651,613
PAREXEL International Corp.*	153,660		1,409,062
RehabCare Group, Inc.*	160,675		2,350,675
Somanetics Corp.*	106,142		1,293,871
Thoratec Corp.*	134,724	[2]	3,077,096
Transcend Services, Inc.*	213,844		2,170,517
Volcano Corp.*	234,826		3,512,997
Wright Medical Group, Inc.*	160,870		2,350,311
Total Health Care			39,575,172
Industrials - 14.4%
American Railcar Industries, Inc.	68,759		518,443
American Superconductor Corp.*	135,894		1,829,133
Ameron International Corp.	19,488		952,378

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 14.4% (continued)
A-Power Energy Generation Systems, Ltd.*	158,824		$549,531
Applied Signal Technology, Inc.	155,576		2,974,613
Bucyrus International, Inc.	73,988		918,931
CIRCOR International, Inc.	66,166		1,470,870
DXP Enterprises, Inc.*	146,807		1,675,068
FreightCar America, Inc.	79,055		1,291,759
Fuelcell Energy, Inc.*	371,434		1,025,158
Kaydon Corp.	57,131		1,428,275
Layne Christensen Co.*	70,123		1,140,901
Powell Industries, Inc.*	62,036		1,857,358
VSE Corp.	62,555		1,493,813
Total Industrials			19,126,231
Information Technology - 34.9%
Advanced Analogic Technologies, Inc.*	271,202		854,286
Amtech Systems, Inc.*	203,905		605,598
AsiaInfo Holdings, Inc.*	294,458		3,595,332
Avocent Corp.*	82,108		983,654
BigBand Networks, Inc.*	351,686		1,913,172
Blackboard, Inc.*	84,771		2,326,116
Cirrus Logic, Inc.*	289,781		1,028,722
Compellent Technologies, Inc.*	152,653	[2]	1,984,489
Concur Technologies, Inc.*	80,971		1,699,581
CyberSource Corp.*	176,493		2,174,394
Daktronics, Inc.	120,856		829,072
DemandTec, Inc.*	177,370		1,305,443
DG FastChannel, Inc.*	94,473		1,467,166
EMS Technologies, Inc.*	68,227		1,369,998
Epiq Systems, Inc.*	128,214		2,162,970
iGATE Corp.*	240,412		721,236
Interactive Intelligence, Inc.*	208,875		1,858,988
Kenexa Corp.*	110,430		507,978
Lecroy Corp.*	300,564		450,846
MICROS Systems, Inc.*	123,551		1,986,700
Netscout Systems, Inc.*	199,943		2,641,247
NIC, Inc.	439,835		2,190,378
NICE Systems, Ltd.*	93,963		1,982,619
Presstek, Inc.*	422,881		693,525
Shanda Interactive Entertainment, Ltd., Sponsored ADR*	60,412	[2]	1,982,722
SkillSoft PLC*	357,792		2,461,609
Synchronoss Technologies, Inc.*	163,904		1,563,644
Ultimate Software Group, Inc., The*	112,768		1,460,346
Wind River Systems, Inc.*	184,328		1,391,676
Total Information Technology			46,193,507
Materials - 0.3%
Headwaters, Inc.*	174,771		346,047
Total Common Stocks (cost $191,676,910)			132,058,849
Other Investment Companies - 4.0%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.27%[3]	3,936,059		3,936,059
BNY Institutional Cash Reserves Fund, Series B*[3,4]	353,256		43,274
BNY Institutional Cash Reserves Fund, Series C*[3,5]	223,855		223,855
Dreyfus Cash Management Fund, Institutional Class Shares, 0.87%[6]	1,064,428		1,064,428
Total Other Investment Companies (cost $5,577,598)			5,267,616
Total Investments - 103.7% (cost $197,254,508)			137,326,465
Other Assets, less Liabilities - (3.7)%			(4,873,050)
Net Assets - 100.0%			$132,453,415

Essex Growth Fund

February 28, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 12.9%
American Public Education, Inc.*	1,675		$62,561
Apollo Group, Inc., Class A*	1,537		111,432
Burger King Holdings, Inc.	3,467		74,506
Corinthian Colleges, Inc.*	4,014		79,076
Genesco, Inc.*	3,645		52,124
Grand Canyon Education, Inc.*	3,358		57,153
Kohl’s Corp.*	4,584		161,082
TJX Cos., Inc., The	5,735		127,718
Westport Innovations, Inc.*	8,566		34,521
Total Consumer Discretionary			760,173
Consumer Staples - 3.5%
Colgate-Palmolive Co.	2,243		134,984
Green Mountain Coffee Roasters, Inc.*	1,858		69,396
Total Consumer Staples			204,380
Energy - 3.7%
Southwestern Energy Co.*	4,999		143,821
Transocean, Ltd.*	1,221		72,979
Total Energy			216,800
Financials - 3.1%
Goldman Sachs Group, Inc.	624		56,834
PartnerRe, Ltd.	1,217		75,332
State Street Corp.	2,152		54,381
Total Financials			186,547
Health Care - 26.3%
Abbott Laboratories Co.	3,332		157,737
Baxter International, Inc.	1,673		85,172
Celgene Corp.*	2,793		124,931
Genentech, Inc.*	3,485		298,142
Gilead Sciences, Inc.*	3,904		174,899
HMS Holdings Corp.*	4,439		134,857
ICON PLC*	4,878		100,097
Illumina, Inc.*	3,924	[2]	122,939
Sequenom, Inc.*	3,996		58,461
Shire Pharmaceuticals PLC	1,350		47,871
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,678		163,965
Vertex Pharmaceuticals, Inc.*	2,782		84,100
Total Health Care			1,553,171
Industrials - 14.6%
Aecom Technology Corp.*	2,639		64,735
American Superconductor Corp.*	5,335		71,809
Ameron International Corp.	597		29,175
AMR Corp.*	8,087		33,076
Delta Air Lines, Inc.*	8,617		43,344
FreightCar America, Inc.	4,527		73,971
FTI Consulting, Inc.*	2,338		85,431
Fuelcell Energy, Inc.*	19,311		53,298
Quanta Services, Inc.*	8,136		143,194
Shaw Group, Inc., The*	3,552		82,904
SunPower Corp., Class B*	2,316		57,344
URS Corp.*	4,004		123,804
Total Industrials			862,085

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 23.8%
Apple, Inc.*	1,817		$162,276
ASML Holding, N.V.	3,742	[2]	56,616
Cisco Systems, Inc.*	9,404		137,016
Epiq Systems, Inc.*	3,676		62,014
Google, Inc.*	472		159,531
GSE Systems, Inc.*	10,788		56,961
International Business Machines Corp.	2,085		191,883
McAfee, Inc.*	3,790		105,930
NCI, Inc., Class A*	3,671		99,851
Nuance Communications, Inc.*	6,682		59,203
QUALCOMM, Inc.	4,800		160,464
Riverbed Technology, Inc.*	5,800		60,726
Synchronoss Technologies, Inc.*	10,068		96,049
Total Information Technology			1,408,520
Materials - 5.9%
Agnico-Eagle Mines, Ltd.	1,867		93,089
Freeport McMoRan Copper & Gold, Inc., Class B	2,374		72,217
Goldcorp, Inc.	1,037		29,990
Mosaic Co., The	749		32,244
Potash Corp. of Saskatchewan, Inc.	1,470		123,436
Total Materials			350,976
Telecommunication Services - 2.9%
MetroPCS Communications, Inc.*	6,850		99,325
NII Holdings, Inc., Class B*	5,815		74,490
Total Telecommunication Services			173,815
Total Common Stocks (cost $7,265,066)			5,716,467
Other Investment Companies - 4.9%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.27%[3]	111,002		111,002
BNY Institutional Cash Reserves Fund, Series B*[3,4]	34,551		4,233
BNY Institutional Cash Reserves Fund, Series C*[3,5]	28,435		28,435
Dreyfus Cash Management Fund, Institutional Class Shares, 0.87%[6]	142,435		142,435
Total Other Investment Companies (cost $316,423)			286,105
Total Investments - 101.6% (cost $7,581,489)			6,002,572
Other Assets, less Liabilities - (1.6)%			(93,636)
Net Assets - 100.0%			$5,908,936

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth Fund	$7,582,007	$115,582	$(1,695,017)	$(1,579,435)
Essex Small/Micro Cap Growth Fund	197,851,856	6,648,426	(67,173,817)	(60,525,391)

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its February 28, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2009, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth Fund	$166,047	2.8%
Essex Small/Micro Cap Growth Fund	4,367,283	3.3%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

On October 6, 2008, BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.

[6]

Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for Essex Growth Fund and Essex Small/Micro Cap Growth Fund for investment in the Dreyfus Cash Management Fund is $693,447 and $7,083,886, respectively.

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 –	quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities	Other Financial Instruments*
Essex Growth Fund
Level 1	$5,969,904	—
Level 2	32,668	—
Level 3	—	—

Total	$6,002,572	—

Essex Small/Micro Cap Growth Fund
Level 1	$137,059,336	—
Level 2	267,129	—
Level 3	—	—

Total	$137,326,465	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: April 29, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: April 29, 2009